File Number:33-20795
                                                Filed Pursuant to Rule 497(e) of
                                                      the Securities Act of 1933


                                                                   July 18, 2006

                          Pioneer America Income Trust
             Supplement to the May 1, 2006 Class A, B, C Shares and
                     Investor Class Shares Prospectuses and
     Class R Shares Prospectus, dated May 1, 2006 (as revised June 28, 2006)



Management

The following replaces the section entitled "Portfolio management":

Portfolio management

Day-to-day management of the fund's portfolio is the responsibility of Richard Schlanger and Charles Melchreit. Mr. Schlanger and Mr. Melchreit are supported by the fixed income team. Members of this team manage other Pioneer funds investing primarily in fixed income securities. The portfolio managers and the team also may draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited. Mr. Schlanger, a vice president, joined Pioneer as a portfolio manager in 1988. Mr. Melchreit, a vice president, joined Pioneer in 2006. From 2003 to 2004 Mr. Melchreit was a managing director at Cigna Investment Management. Prior thereto, he was a senior vice president and portfolio manager at Aeltus Investment Management. Mr. Melchreit received an MS degree in Statistics from Yale University in 2005.

The fund's statement of additional information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the fund.



                                                                   19692-00-0706
                                        (C) 2006 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC

                                                                July 18, 2006



            Supplement to the May 1, 2006 (as revised June 28, 2006)
                     Statement of Additional Information for
                          Pioneer America Income Trust


The following will supplement the information presented in the statement of additional information for Pioneer America Income Trust. Please refer to the statement of additional information for the full text of the supplemented sections.

The following supplements the corresponding paragraph and table in the section entitled "PORTFOLIO MANAGEMENT - Additional Information About the Portfolio Manager":

Other Accounts Managed by the Portfolio Manager. The table below indicates, for each portfolio manager of the fund, information about the accounts other than the fund over which the portfolio manager has day-to-day investment responsibility. All information on the number of accounts and total assets in the table is as of June 30, 2006. For purposes of the table, "Other Pooled Investment Vehicles" may include investment partnerships, undertakings for collective investments in transferable securities ("UCITS") and other non-U.S. investment funds and group trusts, and "Other Accounts" may include separate accounts for institutions or individuals, insurance company general or separate accounts, pension funds and other similar institutional accounts but generally do not include the portfolio manager's personal investment accounts or those which the manager may be deemed to own beneficially under the code of ethics. Certain funds and other accounts managed by the portfolio manager may have substantially similar investment strategies.


--------------------- ---------------- --------------------- ------------------- ------------------ -------------------
Name of Portfolio     Type of Account  Number of Accounts    Total Assets        Number of          Assets Managed
Manager                                Managed               Managed             Accounts Managed   for which
                                                                                 for which          Advisory Fee is
                                                                                 Advisory Fee is    Performance-Based
                                                                                 Performance-Based
--------------------- ---------------- --------------------- ------------------- ------------------ -------------------
--------------------- ---------------- --------------------- ------------------- ------------------ -------------------
Charles Melchreit     Other            2                     $287,653,000        N/A                N/A
                      Registered
                      Investment
                      Companies
                      ---------------- --------------------- ------------------- ------------------ -------------------
                      ---------------- --------------------- ------------------- ------------------ -------------------
                      Other Pooled     0                     $0                  N/A                N/A
                      Investment
                      Vehicles
                      ---------------- --------------------- ------------------- ------------------ -------------------
                      ---------------- --------------------- ------------------- ------------------ -------------------
                      Other Accounts   0                     $0                  N/A                N/A
--------------------- ---------------- --------------------- ------------------- ------------------ -------------------


The following supplements the corresponding paragraph and table in the section entitled "PORTFOLIO MANAGEMENT - Additional Information About the Portfolio Manager":

Share Ownership by Portfolio Manager. The following table indicates as of June 30, 2006 the value, within the indicated range, of shares beneficially owned by the portfolio manager of the fund.

---------------------------------------- -------------------------------------
Name of Portfolio Manager                Beneficial Ownership of the Fund*
---------------------------------------- -------------------------------------
---------------------------------------- -------------------------------------
Charles Melchreit                        A
---------------------------------------- -------------------------------------


*Key to Dollar Ranges

A. None
B. $1 - $10,000
C. $10,001 - $50,000
D. $50,001 - $100,000
E. $100,001 - $500,000
F. $500,001 - $1,000,000
G. Over $1,000,000